Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories
Current materials and supplies to be consumed in production process or rendering services	$ 467,923	$ 462,451
Products in progress	162,934	249,105
Finished product	243,756	138,625
Cost of inventories recognised as expense during period	$ 111,437	$ 114,632